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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

Form 13F File Number: 028-11692
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

       s/ Lawrence A. Oberman           Northbrook, IL      5/15/2012    .
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 49
                                        --------------------

Form 13F Information Table Value Total: 192,255
                                        --------------------
                                            (thousands)

List of Other Included Managers:

NONE

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
           COLUMN 1            COLUMN 2   COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
                               TITLE OF              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER           CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
----------------------------- ---------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ------
ACCELRYS INC                      COM    00430U103   21,311 2,670,537 SH          SOLE             2,670,537   0      0
ACCELRYS INC                      COM    00430U103      702    88,017 SH         OTHER                88,017   0      0
AMBASSADORS GROUP INC             COM    023177108      611   114,196 SH          SOLE               114,196   0      0
AMBASSADORS GROUP INC             COM    023177108       21     3,850 SH         OTHER                 3,850   0      0
ANGIODYNAMICS INC                 COM    03475V101   11,218   915,727 SH          SOLE               915,727   0      0
ANGIODYNAMICS INC                 COM    03475V101      349    28,506 SH         OTHER                28,506   0      0
BALCHEM CORP                      COM    057665200    5,322   175,934 SH          SOLE               175,934   0      0
BALCHEM CORP                      COM    057665200      151     4,990 SH         OTHER                 4,990   0      0
BERKSHIRE HATHAWAY INC DEL     CL B NEW  084670702    4,518    55,675 SH          SOLE                55,675   0      0
BERKSHIRE HATHAWAY INC DEL     CL B NEW  084670702      163     2,005 SH         OTHER                 2,005   0      0
CALLIDUS SOFTWARE INC             COM    13123E500    8,382 1,073,195 SH          SOLE             1,073,195   0      0
CALLIDUS SOFTWARE INC             COM    13123E500      250    32,000 SH         OTHER                32,000   0      0
CARDIONET INC                     COM    14159L103    6,219 2,019,317 SH          SOLE             2,019,317   0      0
CARDIONET INC                     COM    14159L103      254    82,600 SH         OTHER                82,600   0      0
DTS INC                           COM    23335C101    4,868   161,084 SH          SOLE               161,084   0      0
DTS INC                           COM    23335C101      132     4,375 SH         OTHER                 4,375   0      0
DIGITALGLOBE INC                COM NEW  25389M877    8,145   610,580 SH          SOLE               610,580   0      0
DIGITALGLOBE INC                COM NEW  25389M877      247    18,550 SH         OTHER                18,550   0      0
GREAT LAKES DREDGE & DOCK CO      COM    390607109    1,496   207,262 SH          SOLE               207,262   0      0
GREAT LAKES DREDGE & DOCK CO      COM    390607109       38     5,300 SH         OTHER                 5,300   0      0
KMG CHEMICALS INC                 COM    482564101   10,046   556,562 SH          SOLE               556,562   0      0
KMG CHEMICALS INC                 COM    482564101      267    14,806 SH         OTHER                14,806   0      0
KENSEY NASH CORP                  COM    490057106    3,919   133,952 SH          SOLE               133,952   0      0
KENSEY NASH CORP                  COM    490057106      124     4,225 SH         OTHER                 4,225   0      0
MERCURY COMPUTER SYS              COM    589378108   11,501   868,011 SH          SOLE               868,011   0      0
MERCURY COMPUTER SYS              COM    589378108      324    24,432 SH         OTHER                24,432   0      0
MONOTYPE IMAGING HOLDINGS INC     COM    51022P10     1,636   109,780 SH          SOLE               109,780   0      0
MONOTYPE IMAGING HOLDINGS INC     COM    51022P10        52     3,500 SH         OTHER                 3,500   0      0
NVE CORP                        COM NEW  629445206   19,205   362,365 SH          SOLE               362,365   0      0
NVE CORP                        COM NEW  629445206      649    12,250 SH         OTHER                12,250   0      0
PURECYCLE CORP                  COM NEW  746228303    5,215 2,328,101 SH          SOLE             2,328,101   0      0
PURECYCLE CORP                  COM NEW  746228303      145    64,813 SH         OTHER                64,813   0      0
REPLIGEN CORP                     COM    759916109    4,721   800,168 SH          SOLE               800,168   0      0
REPLIGEN CORP                     COM    759916109      154    26,168 SH         OTHER                26,168   0      0
SRS LABS INC                      COM    78464M106    5,321   765,565 SH          SOLE               765,565   0      0
SRS LABS INC                      COM    78464M106      152    21,821 SH         OTHER                21,821   0      0
SCIENTIFIC LEARNING CORP          COM    808760102    9,136 5,132,555 SH          SOLE             5,132,555   0      0
SCIENTIFIC LEARNING CORP      RESTRICTED 808760102    1,145   693,640 SH          SOLE               693,640   0      0
SCIENTIFIC LEARNING CORP          COM    808760102       83    46,355 SH         OTHER                46,355   0      0
SURMODICS INC                     COM    868873100   11,800   767,716 SH          SOLE               767,716   0      0
SURMODICS INC                     COM    868873100      472    30,686 SH         OTHER                30,686   0      0
TESSERA TECHNOLOGIES INC          COM    88164L100    9,886   573,091 SH          SOLE               573,091   0      0
TESSERA TECHNOLOGIES INC          COM    88164L100      304    17,600 SH         OTHER                17,600   0      0
U.S. AUTO PARTS NETWORK INC       COM    90343C100      129    35,688 SH          SOLE                35,688   0      0
U.S. AUTO PARTS NETWORK INC       COM    90343C100       10     2,748 SH         OTHER                 2,748   0      0
UNIVERSAL TECHNICAL INST INC      COM    913915104    7,760   588,359 SH          SOLE               588,359   0      0
UNIVERSAL TECHNICAL INST INC      COM    913915104      264    20,029 SH         OTHER                20,029   0      0
WEBSENSE INC                      COM    947684106   13,007   616,724 SH          SOLE               616,724   0      0
WEBSENSE INC                      COM    947684106      431    20,425 SH         OTHER                20,425   0      0